UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 16th day of August, 1999.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------


                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of    3                                        Name of Reporting Dickstein Partners Inc.
                                                                            ---------------------

   --------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                               Item 5:        Item 6:                              Voting
    Item 1:                Item 2:     Item 3:    Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer       Title of Class  CUSIP     Fair Market  Principal           b) Shared-   (c)     Managers   Authority
                                       Number      Value      Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None

   --------------------------------------------------------------------------------------------------------------------------------
   Ampex Corp Del            CL A     032092-10-8    250,000.00     50,000            X                   1,2,3       X
                                                      60,000.00     12,000            X                   3           X
                                                      16,000.00      3,200            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Arch Communications Group Com      039381-10-8    139,577.75     16,666            X                   1,2,3       X
   Inc.                                               33,500.00      4,000            X                   3           X
                                                       8,375.00      1,000            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Browning Ferris Inds      Com      115885-10-5  4,102,200.00     95,400            X                   1,2,3       X
                                                   1,092,200.00     25,400            X                   3           X
                                                     253,700.00      5,900            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Browning Ferris Inds      Call     115885-90-5    709,500.00     16,500 (c)        X                   1,2,3       X
                                                     193,500.00      4,500 (c)        X                   3           X
                                                      47,300.00      1,100 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Cisco Sys Inc             Call     17275R-90-2  6,443,750.00    100,000 (c)        X                   1,2,3       X
                                                   1,546,500.00     24,000 (c)        X                   3           X
                                                     399,512.50      6,200 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Coach USA Inc             Com      18975L-10-6  2,096,875.00     50,000            X                   1,2,3       X
                                                     503,250.00     12,000            X                   3           X
                                                     125,812.50      3,000            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Columbia Energy Group     Put      197648-95-8  1,253,750.00     20,000 (p)        X                   1,2,3       X
                                                     300,900.00      4,800 (p)        X                   3           X
                                                      75,225.00      1,200 (p)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Comdisco Inc              Com      200336-10-5  1,025,000.00     40,000            X                   1,2,3       X
                                                     246,000.00      9,600            X                   3           X
                                                      66,625.00      2,600            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Comdisco Inc              Call     200336-90-5    330,562.50     12,900 (c)        X                   1,2,3       X
                                                      89,687.50      3,500 (c)        X                   3           X
                                                      20,500.00        800 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Criimi Mae Inc            Com      226603-10-8  1,040,625.00    450,000            X                   1,2,3       X
                                                     249,750.00    108,000            X                   3           X
                                                      67,525.00     29,200            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Dayton Hudson Corp        Call     239753-90-6  3,250,000.00     50,000 (c)        X                   1,2,3       X
                                                     832,000.00     12,800 (c)        X                   3           X
                                                     208,000.00      3,200 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Echostar Communications New CL A   278762-10-9  1,534,380.00     10,000            X                   1,2,3       X
                                                     736,502.40      4,800            X                   3           X
                                                     184,125.60      1,200            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Frontier Corporation      Com      35906P-10-5  7,375,000.00    125,000            X                   1,2,3       X
                                                   1,770,000.00     30,000            X                   3           X
                                                     448,400.00      7,600            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Column Totals                                  39,126,110.75


   --------------------------------------------------------------------------------------------------------------------------------
   Globalstar Telecommuni-
   cations LTD               Call     G3930H-90-4  1,402,843.75     60,500 (c)        X                   1,2,3       X
                                                     371,000.00     16,000 (c)        X                   3           X
                                                      97,387.50      4,200 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Hilton Hotels Corp        Call     432848-90-9    709,375.00     50,000 (c)        X                   1,2,3       X
                                                   1,135,000.00     80,000 (c)        X                   3           X
                                                      70,937.50      5,000 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Leslie Fay Inc New        Com      527016-10-9  3,545,363.00    550,736            X                   1,2,3       X
                                                     585,812.50     91,000            X                   3           X
   --------------------------------------------------------------------------------------------------------------------------------
   Lucent Technologies Inc   Com      549463-10-7  3,504,600.00    475,200            X                   1,2,3       X
                                                     851,812.50    115,500            X                   3           X
                                                     227,555.63     30,855            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   MCI  Worldcom Inc         Call     55268B-90-6  4,303,125.00     50,000 (c)        X                   1,2,3       X
                                                   1,032,750.00     12,000 (c)        X                   3           X
                                                     275,400.00      3,200 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Marvel Enterprises Inc    Com      57383M-10-8  9,658,513.88  1,309,629            X                   1,2,3       X
                                                     737,500.00    100,000            X                   3           X
                                                     737,500.00    100,000            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Medallion Finl Corp       Com      583928-10-6  1,900,000.00    100,000            X                   1,2,3       X
                                                     456,000.00     24,000            X                   3           X
                                                     123,500.00      6,500            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Medical Manager Corp      Com      58461C-10-3  4,203,750.00     95,000            X                   1,2,3       X
                                                   1,008,900.00     22,800            X                   3           X
                                                     278,775.00      6,300            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Microsoft Corp            Call     594918-90-4  9,920,625.00    110,000 (c)        X                   1,2,3       X
                                                   2,380,950.00     26,400 (c)        X                   3           X
                                                     658,368.75      7,300 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Microsoft Corp            Put      594918-95-4  4,500,000.00     50,000 (p)        X                   1,2,3       X
                                                   1,080,000.00     12,000 (p)        X                   3           X
                                                     270,000.00      3,000 (p)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Ogden Corp                Com      676346-10-9  2,600,000.00    100,000            X                   1,2,3       X
                                                     624,000.00     24,000            X                   3           X
                                                     171,600.00      6,600            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Ogden Corp                Call     676346-90-9  2,600,000.00    100,000 (c)        X                   1,2,3       X
                                                     624,000.00     24,000 (c)        X                   3           X
                                                     169,000.00      6,500 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Patriot Amern          Paired CTF  703352-20-3 1,596,875.00    350,000            X                   1,2,3       X
   Hospitality  Del                                 383,250.00     84,000            X                   3           X
                                                    104,025.00     22,800            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Pfizer Inc                Call     717081-90-3    726,562.50     20,000 (c)        X                   1,2,3       X
                                                     174,375.00      4,800 (c)        X                   3           X
                                                      43,593.75      1,200 (c)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Column Totals                                  65,844,626.25


   --------------------------------------------------------------------------------------------------------------------------------
   Quantum Corp              Com      747906-10-5    600,000.00     25,000            X                   1,2,3       X
                                                     144,000.00      6,000            X                   3           X
                                                      36,000.00      1,500            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Sequent Computer Sys Inc  Com      817338-10-6    884,375.00     50,000            X                   1,2,3       X
                                                     212,250.00     12,000            X                   3           X
                                                      53,062.50      3,000            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Synetic Inc               Com      87160F-10-9    343,750.00      5,000            X                   1,2,3       X
                                                      82,500.00      1,200            X                   3           X
                                                      20,625.00        300            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Synetic Inc               Put      87160F-95-9    343,750.00      5,000 (p)        X                   1,2,3       X
                                                      82,500.00      1,200 (p)        X                   3           X
                                                      20,625.00        300 (p)        X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Telebanc Financial Corp   Com      87925R-10-9  1,869,450.00     48,400            X                   1,2,3       X
                                                     386,250.00     10,000            X                   3           X
                                                      92,700.00      2,400            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   US West Inc New           Com      91273H-10-1  1,462,500.00     25,000            X                   1,2,3       X
                                                     351,000.00      6,000            X                   3           X
                                                      87,750.00      1,500            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Varian Assoc Inc          Com      922204-10-2  2,687,500.00    200,000            X                   1,2,3       X
                                                     645,000.00     48,000            X                   3           X
                                                     174,687.50     13,000            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Varlen Corp               Com      922248-10-9  8,819,475.00    219,800            X                   1,2,3       X
                                                   2,086,500.00     52,000            X                   3           X
                                                     561,750.00     14,000            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Vodafone Group PLC  Sponsored ADR  92857T-10-7  40,397,812.50    205,000            X                   1,2,3       X
                                                   9,695,475.00     49,200            X                   3           X
                                                   2,601,225.00     13,200            X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------
   Whittaker Corp Del   Com Par $0.01 966680-40-7     278,750.00     10,000           X                   1,2,3       X
                                                      66,900.00      2,400           X                   3           X
                                                      16,725.00        600           X                   2,3         X
   --------------------------------------------------------------------------------------------------------------------------------

   Column Totals                                  75,104,887.50
   --------------------------------------------------------------------------------------------------------------------------------
   Aggregate Totals                              180,075,624.50
   --------------------------------------------------------------------------------------------------------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.
--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|

    Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

660 Madison Avenue, 16th Floor  New York  New York  10021
--------------------------------------------------------------------------------
Business Address     (Street)   (City)     (State)  (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, VP of Diskstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 16th day of August, 1999.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.)
13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.
--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|

    Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

660 Madison Avenue, 16th Floor  New York  New York  10021
--------------------------------------------------------------------------------
Business Address     (Street)   (City)     (State)  (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 16th day of August, 1999.

                                                  DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.)
13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.
--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|

    Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

660 Madison Avenue, 16th Floor  New York  New York  10021
--------------------------------------------------------------------------------
Business Address     (Street)   (City)     (State)  (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 16th day of August, 1999.

                                                  MARK DICKSTEIN
                                      ------------------------------------------
                                              (Name of Institutional Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.)
13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.